SCHEDULE OF PLANT AND EQUIPMENT EXPECTED USEFUL LIFE (Details)	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	1 year
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	5 years
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	5 years